Stock-Based Compensation - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 41	$ 37	$ 30
Income tax benefit	(10)	(9)	(11)
Total stock-based compensation expense, net of income taxes	31	28	19
Unrecognized compensation cost for all stock-based compensation awards	$ 29
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 9 months 18 days
Tax benefit from exercise of stock options and other awards	$ 7
Selling, general and administrative expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	36	33	27
System operations expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	5	4	3
Long-Term Incentive Plans | Stock Options
Stock based compensation expense
Total stock-based compensation expense, before income taxes	0	2	6
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation expense
Total stock-based compensation expense, before income taxes	22	21	19
Long-Term Incentive Plans | Performance Shares
Stock based compensation expense
Total stock-based compensation expense, before income taxes	18	13	4
Non-Employee Directors' Plan
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 1	$ 1	$ 1